PORTFOLIO 21
                   SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

                        SUPPLEMENT DATED AUGUST 22, 2001
                      TO PROSPECTUS DATED DECEMBER 29, 2000



EFFECTIVE AUGUST 31, 2001, Progressive Investment Management Corporation, the Fund's investment advisor, will have a new address as follows:

     Progressive Investment Management Corporation
     721 N.W. Ninth Avenue, Suite 250
     Portland, OR  97209

Until the effective date, please use the information provided in your current Prospectus.